Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged) (Tables)	12 Months Ended
Dec. 31, 2025
Treasury Instruments [Abstract]
Disclosure of detailed information about unpledged financial assets

	2025	2024
	$m	$m
Treasury instruments (non-current)	83.1	53.5
Treasury instruments (current)	138.5	556.2
	221.6	609.7

Disclosure of detailed information about financial assets pledged as collateral

	2025	2024
	$m	$m
Treasury instruments (non-current)	319.9	46.1
	319.9	46.1

	2025	2024
	$m	$m
Reverse repurchase agreements	2,618.9	1,708.3
Treasury instruments	877.9	1,204.6
	3,496.8	2,912.9

Disclosure of detailed information about financial assets

	2025	2024
	$m	$m
Treasury instruments (non-current)	403.0	99.6
Treasury instruments (current)	138.5	556.2
Treasury instruments (pledged) and assets held under agreements to sell (repledged) - (current)	3,496.8	2,912.9
	4,038.3	3,568.7